CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities
Net loss	$ (281,229)	$ (174,883)
Cash used by operating activities
Depreciation and amortization		3,830
Gain on extinguishment of accounts payable		51,273
Accretion of convertible notes beneficial conversion feature	5,989	35,149
Fair value of derivative		(113,026)
Expenses paid by related parties		15,000
Fair value of equity instrument	2,354
Changes in assets
Decrease in receivables		3,252
Decrease in prepaid expenses		22,000
Increase in other assets		(1,655)
Changes in liabilities
Increase in accounts payable and accrued liabilities	232,852	18,145
Cash used by operating activities	(40,034)	(140,915)
Investing Activities
Cash used by investing activities
Financing Activities
Proceeds from sale of stock, net of offering costs	35,000	37,807
Proceeds from convertible notes		87,500
Proceeds from loans	5,000	15,000
Cash provided by financing activities	40,000	140,307
Decrease in cash	(34)	(608)
Cash at beginning of year	652	1,371
Cash at end of the period	618	763
SUPPLEMENTAL CASH FLOW
Cash paid for interest
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON CASH INVESTING AND FINANCING TRANSACTIONS
Stock for conversion of debt		71,500
Beneficial conversion feature on convertible debt		(66,231)
Convertible note for expenses paid by related party		$ 15,000